Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost:	$ 742,867	$ 504,457
Accumulated depreciation:	341,875	286,663
Property and equipment, net	400,992	217,794
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost:	43,964	43,964
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	661,051	422,641
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost:	14,394	14,394
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 23,458	$ 23,458